Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - The Magna Group of Companies Retirement Savings Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Entity tax identification number	98-0095901
Plan number	002
Late participant loan repayments included	true
Contributions Corrected Outside VFCP	$ 8,102	$ 2,372